Working capital - Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Summary Of Additional Information About Working Capital [Abstract]
Raw materials and consumables	$ 604	$ 639
Work in progress	131	118
Maturing inventories	8,677	7,832
Finished goods and goods for resale	1,246	1,131
Inventories	$ 10,658	$ 9,720